PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2022	2023
Wi-Fi and network equipment	$17,061	$16,582
Office property	10,855	10,544
Software	9,756	10,270
Digital display network equipment	5,085	3,396
Computer and office equipment	3,122	5,157
Leasehold improvement	2,540	2,467
Furniture and fixture	754	733
Vehicle	575	558
Total original costs	57,864	49,708
Less: impairment	(15,110)	(14,763)
Less: accumulated depreciation	(23,923)	(24,868)
Construction in progress	167	162
Total property and equipment, net	$10,885	$10,239

Movement of impairment for property and equipment is as follows:

	For the years ended December 31,
	2021	2022	2023

Beginning of year	$26,262	$16,353	$15,110
Addition	—	—	—
Reverse	—	—	—
Disposal	(10,537)	—	—
Exchange rate adjustment	628	(1,243)	(347)
End of year	$16,353	$15,110	$14,763

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 were $3,954, $2,836 and $963, respectively. Impairment loss recorded for the years ended December 31, 2021, 2022 and 2023 were nil, nil and nil.